Leases - Schedule of Maturity Analysis of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Total undiscounted cash flows	$ 67,642	$ 67,974
Less - imputed interest	(13,179)	(19,670)
Present value of lease liabilities	54,463	48,304
Less - current portion of lease liabilities	(5,978)	(4,758)
Non-current portion of lease liabilities	48,485	43,546
2026 [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Total undiscounted cash flows	7,684	5,900
2027 [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Total undiscounted cash flows	6,253	6,013
2028 [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Total undiscounted cash flows	5,224	6,317
2029 [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Total undiscounted cash flows	5,283	5,281
2030 [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Total undiscounted cash flows	5,303	4,395
2031 and thereafter [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Total undiscounted cash flows	$ 37,895	$ 40,068